Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Schedule of taxes on income reflected in statements of loss for reported year [table text block]
	2019	2018	2017
	USD in thousands
Loss before taxes on income	(14,179)	(6,578)	(2,552)
Theoretical tax benefit	(3,261)	(1,513)	(587)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value	(33)
Share-based compensation	60
Listing expenses	2,323
Other	7
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	903	1,533	580
Actual taxes on income	(1)	20	(7)